Regulatory Assets and Liabilities (Narrative) (Detail) $ in Billions	Jun. 30, 2023 USD ($)
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 4.4
Period for which expenditures are expected to be recovered	2 years
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets not expect to earn return	$ 2.7
Period for which expenditures are expected to be recovered	2 years